Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Financial Risk Management [Abstract]
Summary of Credit Risk

The maximum credit risk exposure is as follows:

	June 30, 2024		December 31, 2023
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	41,914	—	43,258
Other receivables	—	676	—	140
Loans to employees	180	—	180	18
Trade and other financial receivables	180	42,590	180	43,416
Guarantee deposit	1,399	—	1,341	—
Non-current financial assets	1,399	—	1,341	—
Guarantee deposit	—	169	—	82
Financial investments	—	5,833	—	5,728
Other current financial assets	—	6,002	—	5,810
Total	1,579	48,592	1,521	49,226

Summary of Interest Rate Risk, Group Loans and Borrowings Balance

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates. The Group loans and borrowings balance as of June 30, 2024 and December 31, 2023 is broken down as follows:

(In thousand Euros)	Currency	June 30, 2024	December 31, 2023
Fixed rate Loan	EUR	25,607	27,926
Floating rate loan	EUR	191,075	179,431
		216,682	207,357

	June 30, 2024		June 30, 2023
	Profit or loss		Profit or loss
(In thousand Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	834	(834)	900	(900)

Summary of Impact of a Reasonably Possible Strengthening (Weakening)

The following table shows the impact of a reasonably possible strengthening or weakening of the Euro against USD on the Group monetary assets and liabilities as of June 30, 2024 and 2023. This sensitivity analysis assumes that all other variables remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	June 30, 2024		June 30, 2023
	Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	248	(248)	1,023	(1,250)

Summary of Liquidity Risk	Details of working capital are as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
Current assets	204,696	256,924
Current liabilities	176,657	190,774
Total	28,039	66,150

Summary of Maturity Analysis for Derivative Financial Liabilities

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024
(In thousand Euros)	Capital	Interest	Total
1 July 2024 - 30 June 2025	125,828	4,146	129,974
1 July 2025 - 30 June 2026	23,920	5,584	29,504
1 July 2026 - 30 June 2027	41,235	2,046	43,281
1 July 2027 - 30 June 2028	15,062	1,203	16,265
1 July 2028 - 30 June 2029	7,822	465	8,287
More than five years	2,815	114	2,929
	216,682	13,558	230,240